Schedule of property and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Opening balance	$ 593,357	$ 127,148
Additions	147,196	761,814
Accumulated Depreciation	295,586	295,605
Net	$ 444,967	$ 593,357
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years	3 years
Opening balance	$ 593,357	$ 127,148
Additions	139,997	758,936
Accumulated Depreciation	291,671	292,727
Net	$ 441,683	$ 593,357
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years	3 years
Opening balance
Additions	7,199	2,878
Accumulated Depreciation	3,915	2,878
Net	$ 3,284